Redeemable noncontrolling interests - Additional Information (Details) - Send Cloud [Member] ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	47.63%
Fair value of redeemable noncontrolling interests	¥ 31,397